Digital Assets	12 Months Ended
Dec. 31, 2022
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 7: DIGITAL ASSETS

The Company held the following digital assets as of December 31, 2022 (inventory), and 2021 (non-current intangible assets):

Coin Symbol	December 31, 2022		December 31, 2021

USDT	$684		$25
BTC	546		233
ETH	503		177
USDC	463		543
LTC	109		14
ZEC	51		8
UNI	44		-
AAVE	31		-
COMP	31		-
CRV	29		-
MATIC	28		-
Other	78		-
	$2,597	(*)	$1,000	(*)

(*)	All digital assets are classified as Level 2 in the fair value hierarchy.